Income taxes (Details) - Schedule of income or loss before income tax	10 Months Ended
Dec. 31, 2021 USD ($)
Income taxes (Details) - Schedule of income or loss before income tax [Line Items]
Total income tax	$ (53,638,860)
Switzerland [Member]
Income taxes (Details) - Schedule of income or loss before income tax [Line Items]
Total income tax	(53,663,726)
Foreign [Member]
Income taxes (Details) - Schedule of income or loss before income tax [Line Items]
Total income tax	$ 24,866